Comprehensive Income (Loss) (Schedule Of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated other comprehensive income (loss)	$ 0	$ 0